Consolidated Statements of Cash Flows (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net (Loss)	$ (6,147)	$ (9,462)
Adjustments to reconcile net income or (loss) to net cash (used in) operating activities:
Depreciation (including discontinued operations)	102	58
Amortization of debt issuance costs and pre-paids	456
Legendary Investment sale and write off		14
Increase in reserves and impairments (discontinued operations)		499
Loss from REOs sold (discontinued operations)		83
Loss on sale of investments and assets held (discontinued operations)	132	155
(Gain) on extinguishment of notes payables	(196)
(Gain) Bargain Purchase Value adjustment	(1,736)
Realized (Gain) of market securities	(18)
Beneficial conversion		325
Stock based compensation and warrant expense	2,678	5,059
Stock for services	938	298
Options for services	107
Net change in operating assets and liabilities:
Decrease (increase) in income tax receivable	(49)	489
(Increase) in farm product	(43)
(Increase) decrease in deposits, prepaid expenses and other assets	(4)	(36)
Increase in accounts payable	168	182
Increase (decrease) in accrued liabilities and other	400	131
Net Cash (Used in) Operating Activities	(3,212)	(2,205)
Cash Flows from Investing Activities:
Boston real estate and other residential real estate		(381)
Proceeds from REO properties and other assets sold		2,788
Marketable securities purchased	(331)
Marketable securities sold	162
Proceeds from asset held for sale		176
Proceeds from fixed assets sold		19
Purchase of property, equipment and software	(947)	(131)
Purchase of real estate option		(100)
Purchase of land, water shares, infrastructure	(1,064)	(8,012)
Dam construction	(359)	(326)
Other assets		3
Net Cash (Used in) Investing Activities	(2,539)	(5,964)
Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes	7,332
Payment of offering costs	(664)
Payment on note	(38)
Payment on notes payable	(1,179)
Payment for settlement of note payable	(105)
(Decrease) in short term borrowings		(950)
Options and warrants exercised	613
Increase in long term borrowings		6,951
Retirement of Common Stock	(76)	(5)
Private placement - net of offering costs		2,202
Net Cash Provided by Financing Activities	5,883	8,198
Net Increase in Cash & Cash Equivalents	132	29
Beginning Cash & Cash Equivalents	645	616
Ending Cash & Cash Equivalents	777	645
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	435	526
Cash received from income tax refunds		501
Conversion of note receivable for loan on land		295
Common stock issued for land and water share purchase (in Shares)		500
Common stock issued in conjunction with extinguishment of notes payable	1,499
Acquisition of Orlando Reservoir for seller financed note payable	187
Stock issued for partial payment for the purchase of Orlando Reservoir No.II, LLC	1,557
Stock issued for non-controlling interest in HCIC		11,379
Equipment purchases financed	146
Fair value of warrants issued with Series B offering (in Shares)	1,675
Value of beneficial conversion with Series B offering	1,490
Stock & warrants for debt issuance costs	$ 369